SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-99

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name: McDonald Capital Investors, Inc.
Address:    One Maritime Plaza, Suite 1300
            San Francisco, CA  94111

Form 13F File Number:   28-6004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew J. McDonald
Title:      President
Phone:      415-981-5401

Signature, Place and Date of Signing:

      Andrew J. McDonald        San Francisco, CA
 4-28-99
            [Signature]                   [City, State]
     [Date]

Report Type (Check only one.):

XXX   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting
      manager are reported in this report.)

___   13F   NOTICE.  (Check here if no holdings reported are in
this report,
            and all holdings are reported by other reporting
manager(s).)

___   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for
      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:         197,048,886


List of Other Included Managers:

NONE


NAME OF ISSUER          TITLE OF    CUSIP  VALUE      SHARES
     INV   OTH.  VOTING
                        CLASS                   (x$1000)
     DISC  MGRS  AUTH
AIRTOUCH COMMUNICATION  COM         00949T100   734,350     7,600
     SOLE        SOLE
AMERICAN GENERAL        COM         026351106   7,966,500   113,000
   SOLE        SOLE
ASCEND COMMUNICATION    COM         043491109   1,004,250   12,000
    SOLE        SOLE
BALLARD MEDICAL         COM         058566100   1,209,000   49,600
    SOLE        SOLE
BANDAG INC.             COM         059815100   3,307,281   116,300
   SOLE        SOLE
BANDAG INC        .     CLA         059815308   3,748,937   157,850
   SOLE        SOLE
CBS CORPORATION         COM         12490K107   12,551,558  307,542
   SOLE        SOLE
CAMPBELL SOUP CORP      COM         134429109   6,009,544   147,700
   SOLE        SOLE
CHEVRON CORP            COM         166751107   244,062     2,750
     SOLE        SOLE
CITIGROUP               COM         172967101   257,544     4,032
     SOLE        SOLE
CLOROX CO. DEL.         COM         189054109   6,543,164   55,835
    SOLE        SOLE
COLTEC INDUSTREIS       COM         196878199   209,156     11,500
    SOLE        SOLE
CROMPTON & KNOWLES      COM         227111101   12,180,514  773,366
   SOLE        SOLE
EXXON                   COM         302290101   870,036     12,330
    SOLE        SOLE
FEDERAL HOME LOAN MORT  COM         313400301   20,815,900  363,200
   SOLE        SOLE
FEDERAL NATIONAL MORT   COM         313586109   387,800     5,600
     SOLE        SOLE
GARTNER GROUP           CLA         366651107   4,237,237   187,800
   SOLE        SOLE
GEOCITIES               COM         37247V106   777,894     7,100
     SOLE        SOLE
HYPERION 1999           COM         448913103   106,575     14,700
    SOLE        SOLE
JOHN NUVEEN CO.         CLA         478035108   8,050,469   192,250
   SOLE        SOLE
LIZ CLAIBORNE INC.      COM         539320101   11,511,731  352,850
   SOLE        SOLE
MCDONALDS CORP.         COM         580135101   5,614,219   123,900
   SOLE        SOLE
OLSTEN CORP.            COM         681385100   3,961,237   640,200
   SOLE        SOLE
PROGRESSIVE CORP.       COM         743315103   2,561,475   17,850
    SOLE        SOLE
QUALITY SEMICONDUCTOR   COM         74758B104   159,669     43,300
    SOLE        SOLE
QUICKTURN DESIGNS       COM         74838E102   755,687     53,500
    SOLE        SOLE
SCHERING PLOUGH         COM         806605101   249,730     4,520
     SOLE        SOLE
SEALED AIR CORP.        COM         81211K100   23,514,084  478,050
   SOLE        SOLE
SEALED AIR PREFERRED A  PFDCV       81211K209   6,595,875   133,250
   SOLE        SOLE
STRYKER CORP.           COM         863667101   3,833,250   76,000
    SOLE        SOLE
WELLS FARGO & CO.       COM         949740104   24,667,871  703,540
   SOLE        SOLE
HEALTH CARE PROPERTIES  SUBDEB      004708431   243,750     250,000
   SOLE        SOLE
                        6% DUE 00

IDTI                    SUBDEB      458118AA4   189,750     275,000
   SOLE        SOLE
                        5.5% DUE 02

OLSTEN CORP.            SUBDEB      74763LAA3   465,437     550,000
   SOLE        SOLE
                        4.75% DUE 00

CYPRESS SEMICONDUCTOR   SUBDEB      232806AB5   1,346,250
1,500,000   SOLE        SOLE
                        6% DUE 02

CYPRESS SEMICONDUCTOR   SUBDEB      232806AD1   8,221,100
9,160,000   SOLE        SOLE
                        6% DUE 02

LAM RESEARCH            SUBDEB      512807AB4   1,615,000
1,900,000   SOLE        SOLE
                        5% DUE 02

LAM RESEARCH            SUBDEB      512807AC2   9,826,000
11,560,000  SOLE        SOLE
                        5% DUE 02

RICHEY ELECTRONICS      SUBDEB      763302AA4   505,000     500,000
   SOLE        SOLE
                        7% DUE 06